Prepaid expenses and other assets, net (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Current:
Guarantee deposits (i)	[1]	¥ 29,953	$ 4,700	¥ 100,609
Partner-operated service centers receivable		105,024	16,481	86,418
Prepaid rental and deposits		15,088	2,368	24,185
Prepayment for global position system		6,851	1,075	20,140
Deductible input VAT		17,106	2,684	17,693
Financial asset receivable		3,784	594	17,726
Amounts due from third-party payment platforms (ii)	[2]	3,645	572	9,454
Others		56,310	8,836	92,349
Total, gross		237,761	37,310	368,574
Bad debt provision(iii)	[3]	(124,009)	(19,460)	(66,313)
Total, net		113,752	17,850	302,261
Non-current:
Prepaid rental and deposits		8,572	1,345	14,515
Others		632	99	4,099
Total		¥ 9,204	$ 1,444	¥ 18,614

[1]	Guarantee deposits are mainly deposits paid to institutional funding partners for cooperation with these funding partners.
[2]	Amount due from third-party payment platforms are mainly restricted cash held by third-party payment platform that belong to the borrowers and online investors as of December 31, 2020 and 2021.
[3]	During the years ended December 31, 2019, 2020 and 2021, the Company recorded bad debt provision of RMB 15,090, RMB59,844, and RMB57,696(US$9,054) in the General and administrative expense, respectively